21. Stockholders' Deficit	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Deficit

21.	Stockholders’ Deficit

(a)      Common Stock

On December 6, 2017, the Group enacted a one-for-ten reverse stock split as approved by the Group’s extraordinary general meeting. On November 12, 2018, an extraordinary general meeting was held and declared a one-for-ten reverse stock split immediately effective on November 12, 2018 (see Note (29(c)). All share and per share amounts in the consolidated financial statements have been retroactively restated to reflect the reverse stock slips. The authorized shares of common stock were 500,000,000 shares of a par value of $0.0001.

During the year ended December 31, 2017 and 2016, the Group issued common stock of 834,020 shares and 26,000 shares. The issued common stock of the Company as of December 31, 2017 and 2016 was 7,250,672 shares and 6,416,652 shares, respectively.

(b)      Non-controlling Interest

In 2017, loss from operations of $91,080 was attributable to the shareholders of the Company and income from operations of $121 was attributable to non-controlling interest, respectively. In 2016, loss from operations of $220,696 was attributable to the shareholders of the Company and loss from operations of $272 was attributable to non-controlling interest, respectively. In 2015, loss from operations of $184,798 and $282 was attributable to the shareholders of the Company and non-controlling interest, respectively.

(c)       Statutory Reserve

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. These statutory reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividend.

For the years ended December 31, 2017, 2016 and 2015, $25, $19 and $135 were appropriated from retained earnings and set aside for the statutory reserve by the Company’s subsidiaries in the PRC.